Consolidated Statements of Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income
Loans, including fees	$ 14,165,057	$ 15,939,090	$ 16,517,132
Securities
Taxable	3,934,390	5,016,231	5,568,337
Tax-exempt	686,157	762,917	811,052
Other, including federal funds sold	10,500	4,383	6,737
Interest bearing deposits due from banks	131,808	117,736	47,314
Total interest income	18,927,912	21,840,357	22,950,572
Interest expense
Time deposits $100,000 and over	1,900,252	3,026,908	3,751,612
Other deposits	2,918,669	5,241,714	6,718,320
Short-term borrowings	264		47,195
Long-term debt	254,873	284,651	365,850
Total interest expense	5,074,058	8,553,273	10,882,977
Net interest income	13,853,854	13,287,084	12,067,595
Provision for loan losses	7,375,000	4,525,000	4,355,000
Net interest income after provision	6,478,854	8,762,084	7,712,595
Other income
Service charges on deposit accounts	1,091,878	1,243,793	1,406,988
Credit life insurance commissions	6,801	11,989	15,777
Mortgage brokerage income	99,916	184,336	178,347
Gain (loss) on sales of securities available-for-sale	(6,242)		90,076
Debit card transaction fees	661,945	632,466	542,282
Increase in value of life insurance contracts	349,632	376,951	368,765
Bargain purchase income from acquisition	847,629
Other income	178,388	113,420	115,780
Total other income	3,229,947	2,562,955	2,718,015
Other expenses
Salaries and employee benefits	4,956,959	4,890,784	4,931,004
Net occupancy expense	582,434	548,488	511,944
Furniture and equipment expense	372,484	368,599	392,392
FDIC insurance expense	927,346	1,098,669	711,033
Debit card transaction expenses	364,171	460,057	409,740
Expenses of foreclosed assets	1,848,657	306,807	131,613
Other expense	2,503,466	2,436,903	2,160,951
Total other expenses	11,555,517	10,110,307	9,248,677
Income (loss) before income taxes	(1,846,716)	1,214,732	1,181,933
Income tax expense	1,575,324	101,834	81,219
Net income (loss)	(3,422,040)	1,112,898	1,100,714
Deductions for amounts not available to common shareholders:
Dividends declared or accumulated on preferred stock	157,500	177,188
Net income (loss) available to common shareholders	$ (3,579,540)	$ 935,710	$ 1,100,714
Per common share
Net income (loss) (in dollars per share)	$ (0.86)	$ 0.22	$ 0.26
Net income (loss), assuming dilution (in dollars per share)	$ (0.86)	$ 0.22	$ 0.26